LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of loss per Share

	Six months ended June 30,
	2021	2020

Numerator:
Net loss applicable to shareholders of ordinary shares	$(3,742)	$(1,963)
Interest accrued on preferred shares	-	(597)
Total loss attributed to ordinary shares	(3,742)	(2,560)

Denominator:
Shares of ordinary share used in computing basic and diluted net loss per share	9,562,384	576,556
Net loss per share of ordinary share, basic and diluted	$(0.39)	$(4.44)